CrossingBridge Nordic High Income Bond Fund
Schedule of Investments
June 30, 2026 (Unaudited)

CORPORATE BONDS - 78.4%		Par	Value
Communications - 7.0%
Athomstart Invest 1083 AS, 8.28% (3 mo. EURIBOR + 6.00%), 06/04/2030 (a)	EUR	1,500,000	$ 1,731,207
Fable Media Group AB, 9.00%, 11/11/2028	SEK	12,500,000	1,284,343
Fonecta Group Oy, 8.16% (3 mo. EURIBOR + 5.75%), 12/17/2029	EUR	975,000	1,119,664
Gentoo Media PLC, 9.26% (3 mo. STIBOR + 7.25%), 12/18/2026	SEK	3,475,000	353,902
HomeToGo SE, 10.10% (3 mo. EURIBOR + 7.75%), 03/10/2031	EUR	1,350,000	1,523,223
Kolibri Beteiligungsgesellschaft mbH & Co. KGaA, 9.25% (3 mo. EURIBOR + 7.00%), 02/13/2029 (a)	EUR	750,000	854,805
			6,867,144

Consumer Discretionary - 18.9%
3t Global Bidco PLC, 11.25%, 05/22/2028		500,000	485,074
Amwood AB, 8.35% (3 mo. STIBOR + 6.25%), 10/25/2027	SEK	18,750,000	1,305,259
Booster Precision Components GmbH, 11.19% (or 11.19% PIK) (3 mo. EURIBOR + 9.00%), 11/28/2026	EUR	704,884	555,724
BOS GmbH & Co. KG, 11.32% (3 mo. EURIBOR + 9.00%), 06/25/2029	EUR	800,000	918,647
Citira Holding AB, 7.31% (3 mo. EURIBOR + 5.00%), 11/26/2029	EUR	1,600,000	1,837,252
Clavona Bidco ApS, 7.54% (3 mo. EURIBOR + 5.25%), 06/30/2031 (a)	EUR	2,100,000	2,416,406
European Entertainment Intressenter BidCo AB, 9.49% (3 mo. EURIBOR + 7.25%), 09/29/2030	EUR	1,200,000	1,299,132
Felleskjopet Agri SA, 6.29% (3 mo. NIBOR + 1.75%), 03/19/2030	NOK	11,000,000	1,124,662
Keyto Group AB, 7.30% (3 mo. STIBOR + 5.25%), 05/08/2029	SEK	8,750,000	934,112
LR Health & Beauty SE, 6.75% (3 mo. EURIBOR + 7.50%), 06/30/2030 (b)	EUR	1,088,324	621,757
OP Holdco GmbH, 8.80% (3 mo. EURIBOR + 6.50%), 06/05/2029 (a)	EUR	600,000	680,416
Orien Trade OU, 9.29% (3 mo. EURIBOR + 7.00%), 06/30/2029	EUR	1,100,000	1,258,351
Secop Group Holding GmbH, 9.40% (3 mo. EURIBOR + 7.00%), 06/15/2029	EUR	1,200,000	1,378,894
Tier Mobility SE, 10.17% (3 mo. EURIBOR + 8.00%), 10/27/2029	EUR	1,693,000	1,900,563
Vend Marketplaces ASA, 5.34% (3 mo. NIBOR + 0.78%), 11/25/2026	NOK	10,000,000	1,012,871
View Ledger AS, 8.97% (3 mo. NIBOR + 4.50%), 01/31/2029	NOK	7,500,000	765,267
			18,494,387

Consumer Staples - 4.5%
Greenfood AB, 9.00% (3 mo. STIBOR + 7.00%), 11/13/2028	SEK	2,500,000	270,979
Groentvedt AS
0.00%, 03/04/2029 (c)(d)	NOK	7,500,000	492,499
0.00%, 03/04/2029 (b)(c)(d)	NOK	3,750,000	75,769
Loch Duart PLC, 10.83% (3 mo. NIBOR + 6.35%), 11/06/2028	NOK	5,000,000	495,199
Neptune Bidco AS, 11.32% (3 mo. NIBOR + 6.75%), 06/28/2028	NOK	1,250,000	99,131
Nexus Newco BV, 8.66% (3 mo. EURIBOR + 6.50%), 06/04/2030	EUR	1,200,000	1,436,243
Okechamp Global BV
0.00% (or 9.48% PIK), 11/14/2028 (b)(d)	EUR	11,592	0
9.75% (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	12,465	8,549
9.75% (3 mo. EURIBOR + 7.50%), 11/14/2028	EUR	512,176	351,126
Salmar ASA
5.79% (3 mo. NIBOR + 1.35%), 01/22/2027	NOK	5,000,000	507,784
5.62% (3 mo. NIBOR + 1.15%), 01/30/2030	NOK	7,000,000	711,238
			4,448,517

Energy - 2.9%
Forum Energy Technologies, Inc., 10.50%, 11/07/2029		900,000	949,125
Golar LNG Ltd., 7.50%, 10/02/2030 (a)		1,464,000	1,489,560
Neo Next Energy Ltd., 6.63%, 06/11/2031 (a)		400,000	396,625
			2,835,310

Finance and Insurance - 2.6%
Mutares SE & Co. KGaA, 8.67% (3 mo. EURIBOR + 6.25%), 09/19/2029	EUR	2,200,000	2,563,994

Health Care and Social Assistance - 4.8%
Formycon AG, 9.17% (3 mo. EURIBOR + 7.00%), 07/09/2029	EUR	1,400,000	1,556,156
Genmab AS, 6.25%, 12/15/2032 (a)		584,000	595,518
Magle Chemoswed Holding AB, 8.66% (3 mo. STIBOR + 6.50%), 07/04/2028	SEK	13,750,000	638,127
Specac International Ltd., 10.17% (3 mo. Term SOFR + 6.50%), 09/16/2030 (a)		1,875,000	1,893,750
			4,683,551

Holding Companies - 6.7%
Aker ASA, 6.32% (3 mo. NIBOR + 1.87%), 01/15/2029 (a)	NOK	1,500,000	154,563
Dura Sverige AB, 10.49% (3 mo. STIBOR + 8.50%), 06/30/2028	SEK	10,000,000	1,042,918
JDC Group AG, 6.69% (3 mo. EURIBOR + 4.50%), 08/28/2029 (a)	EUR	896,000	1,041,682
Neptunia Invest AB, 6.75% (3 mo. STIBOR + 4.75%), 03/05/2028	SEK	3,750,000	387,556
Nordwest Industrie Group GmbH
0.00% (or 8.95% PIK), 11/06/2028 (b)(d)	EUR	15,974	6,388
8.95% (3 mo. EURIBOR + 6.75%), 11/06/2028 (a)(b)	EUR	660,000	263,940
Novedo Holding AB, 9.00% (3 mo. STIBOR + 7.00%), 09/23/2027	SEK	5,000,000	460,514
Qflow Group AB, 7.48% (3 mo. STIBOR + 5.50%), 09/25/2028	SEK	13,750,000	1,445,132
Stockwik Forvaltning AB, 9.24% (3 mo. STIBOR + 7.25%), 06/26/2029 (a)	SEK	16,250,000	1,770,196
			6,572,889

Industrials - 9.7%
Eqva ASA, 12.22% (3 mo. NIBOR + 7.75%), 02/04/2030 (a)	NOK	2,000,000	200,536
Magellan Bidco Sarl, 7.42% (3 mo. EURIBOR + 5.00%), 12/19/2029	EUR	800,000	865,326
Performance Shipping, Inc., 9.88%, 07/17/2029 (a)		625,000	647,656
Posten Bring AS, 2.13%, 11/25/2026	NOK	14,000,000	1,399,198
Sampa Finance And Investment BV, 9.50%, 07/07/2031 (a)	EUR	500,000	567,727
Seapeak LLC, 9.45% (3 mo. NIBOR + 4.90%), 11/18/2026	NOK	9,000,000	916,616
SFL Corp. Ltd., 7.75%, 01/29/2030 (a)		400,000	413,755
SLR Group GmbH, 9.17% (3 mo. EURIBOR + 7.00%), 10/09/2027	EUR	643,150	713,546
Stolt-Nielsen Ltd., 7.73% (3 mo. NIBOR + 3.15%), 09/26/2028 (a)	NOK	15,500,000	1,615,246
TS Shipping Invest AS, 7.50%, 10/16/2030 (a)		700,000	711,825
Twma Finance AS, 12.25%, 02/10/2029 (a)		837,000	853,740
Tyre Midco Ltd., 11.50% (or 3.00% PIK), 12/02/2029		609,034	604,613
			9,509,784

Manufacturing - 0.7%
Elkem ASA, 6.11% (3 mo. NIBOR + 1.55%), 08/31/2028	NOK	7,000,000	711,708

Materials - 8.7%
Alltub Group SAS, 8.75% (3 mo. EURIBOR + 6.50%), 04/30/2030	EUR	863,000	1,023,038
Duran Life Science Holding GmbH, 8.73% (3 mo. EURIBOR + 6.50%), 05/31/2030	EUR	336,000	368,556
Fertiberia Corporate SL, 7.25% (3 mo. EURIBOR + 5.00%), 05/13/2031	EUR	2,600,000	3,067,338
Geveko AB, 6.80% (3 mo. EURIBOR + 4.50%), 12/26/2028	EUR	1,500,000	1,739,293
Jotun AS, 5.24% (3 mo. NIBOR + 0.68%), 06/16/2031	NOK	10,000,000	1,010,715
Newco Holding Eur 29 Sarl, 11.00%, 02/20/2030 (a)		1,375,000	1,299,375
			8,508,315

Real Estate - 0.7%
Boras V-tyget 1 AB, 7.84% (3 mo. STIBOR + 5.75%), 04/29/2027	SEK	6,300,000	660,126

Technology - 6.4%
B3 Consulting Group AB, 7.01% (3 mo. STIBOR + 5.00%), 06/24/2027	SEK	12,500,000	1,307,564
CCIT Group AS, 10.25% (3 mo. EURIBOR + 8.00%), 05/11/2029 (a)	EUR	300,000	344,369
Goldcup 100865 AB, 7.60% (3 mo. STIBOR + 5.50%), 07/11/2028	SEK	1,250,000	132,406
Hawk Infinity Software AS, 10.95% (3 mo. NIBOR + 6.50%), 10/15/2029 (a)(c)	NOK	8,300,000	802,874
Pamica Group AB, 7.66% (3 mo. STIBOR + 5.50%), 12/05/2027	SEK	11,250,000	1,189,932

Platform Group AG, 8.88%, 07/11/2028	EUR	500,000		311,357
Verve Group SE, 6.32% (3 mo. EURIBOR + 4.00%), 04/01/2029 (a)	EUR	2,117,000		2,226,340
				6,314,842

Utilities - 4.8%
Arva AS, 5.36% (3 mo. NIBOR + 0.80%), 09/02/2030	NOK	13,000,000		1,322,838
Nord-troendelag Elektrisitetsverk AS, 4.86%, 09/10/2032	NOK	14,000,000		1,392,969
Statnett SF, 4.60%, 05/12/2031	NOK	20,000,000		1,997,116
				4,712,923
TOTAL CORPORATE BONDS (Cost $77,127,658)				76,883,490

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 7.8%		Par		Value
Norway Government Bond
1.75%, 02/17/2027 (a)	NOK	25,000,000		2,482,813
2.00%, 04/26/2028 (a)	NOK	25,000,000		2,415,353
1.25%, 09/17/2031 (a)	NOK	25,000,000		2,175,330
3.75%, 06/12/2035 (a)	NOK	6,250,000		611,194
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $7,912,432)				7,684,690

COMMON STOCKS - 0.2%		Shares		Value
Consumer Discretionary - 0.2%
LR Health & Beauty (e)(f)		135,587		154,921

Health Care and Social Assistance - 0.0% (g)
Magle Chemoswed Holding AB (f)		91,667		9,832
TOTAL COMMON STOCKS (Cost $199,126)				164,753

BANK LOANS - 0.1%		Par		Value
Health Care and Social Assistance - 0.1%
Magle Chemoswad Bridge Loan, 7.26% (3 mo. Term SOFR + 6.50%), 05/26/2027 (e)	SEK	1,291,714		133,217
TOTAL BANK LOANS (Cost $138,871)				133,217

SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 9.7%		Shares		Value
First American Government Obligations Fund - Class X, 3.57% (h)		3,944,416		3,944,416
First American Treasury Obligations Fund - Class X, 3.58% (h)		5,575,494		5,575,494
TOTAL MONEY MARKET FUNDS (Cost $9,519,910)				9,519,910

TOTAL INVESTMENTS - 96.2% (Cost $94,897,997)				94,386,060
Other Assets in Excess of Liabilities - 3.8%			0.03770	3,698,150
TOTAL NET ASSETS - 100.0%				$ 98,084,210

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.

AB - Aktiebolag ASA - Advanced Subscription Agreement EURIBOR - Euro Interbank Offered Rate
NIBOR - Norway Interbank Offered Rate
PIK - Payment in Kind
SOFR - Secured Overnight Financing Rate
STIBOR - Stockholm Interbank Offered Rate
EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona USD – United States Dollar

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2026, the value of these securities total $30,656,801 or 31.3% of the Fund’s net assets.

(b)	Security is currently in default.
(c)	Step coupon bond. The rate disclosed is as of June 30, 2026.
(d)	Zero coupon bonds make no periodic interest payments.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $288,138 or 0.3% of net assets as of June 30, 2026.

(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of June 30, 2026.

CrossingBridge Nordic High Income Bond Fund
Schedule of Forward Currency Contracts
June 30, 2026 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
U.S. Bancorp Investments, Inc.	07/15/2026	USD	33,508,278	EUR	28,617,000	$ 789,690
U.S. Bancorp Investments, Inc.	07/15/2026	USD	25,516,595	NOK	234,830,000	1,797,916
U.S. Bancorp Investments, Inc.	07/15/2026	USD	14,349,667	SEK	133,096,000	611,577
U.S. Bancorp Investments, Inc.	07/15/2026	NOK	5,965,000	USD	605,607	(3,120)
Net Unrealized Appreciation (Depreciation)						$ 3,196,063

EUR - Euro
NOK - Norwegian Krone
SEK - Swedish Krona
USD - United States Dollar

Summary of Fair Value Disclosure as of June 30, 2026 (Unaudited)

CrossingBridge Nordic High Income Bond Fund has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of June 30, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Corporate Bonds	$ –	$ 76,883,490	$ –	$ 76,883,490
Foreign Government Debt Obligations	–	7,684,690	–	7,684,690
Common Stocks	9,832	–	154,921	164,753
Bank Loans	–	–	133,217	133,217
Money Market Funds	9,519,910	–	–	9,519,910
Total Investments	$ 9,529,742	$ 84,568,180	$ 288,138	$ 94,386,060

Other Financial Instruments:
Forward Currency Contracts *	$ –	$ 3,199,183	$ –	$ 3,199,183
Total Other Financial Instruments	$ –	$ 3,199,183	$ –	$ 3,199,183

Liabilities:
Other Financial Instruments:
Forward Currency Contracts *	$ –	$ (3,120)	$ –	$ (3,120)
Total Other Financial Instruments	$ –	$ (3,120)	$ –	$ (3,120)

* The fair value of the Fund's investment represents the unrealized appreciation (depreciation) as of June 30, 2026.

Refer to the Schedule of Investments for further disaggregation of investment categories.

The following is a reconciliation of Level 3 assets in the Funds for which significant unobservable inputs were used to determine fair value:

CrossingBridge Nordic High Income Bond Fund	Common Stocks	Bank Loans
Beginning Balance - October 1, 2025	$—	$1,776,358
Purchases	157,722	244,151
Sales	—	(1,878,957)
Realized gains	—	219,312
Realized losses	—	—
Accretion of discount/(amortization of premium)	—	3,634
Change in unrealized appreciation/(depreciation)	(2,801)	(231,281)
Transfer into Level 3	—	—
Transfer out of Level 3	—	—
Ending Balance - June 30, 2026	$154,921	$133,217

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at June 30, 2026, includes the following:
	Common Stocks	Bank Loans
	$(2,801)	$(5,654)

To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3 and “fair value” will be applied. Specifically, the matrix below provides a summary of the approach taken:
Type of Security	Examples of Input
Bank Loans, Corporate Bonds, Convertible Bonds, and Warrants
Primarily based on financial analysis employing quantitative and qualitative inputs such as but may not be limited to: discounted cashflow, sum-of-the parts, competitive comparable valuations, and liquidation analysis

Special Purpose Acquisition Companies (SPACs); SPAC founders shares	Upon separation, value based on public warrant pricing. Prior to separation, valued at $0.

Common Stock (Legended shares)	The firm applies a 25% discount to current market price for common stock with a legend attached to it.

The following table represents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3 as of June 30, 2026:

CrossingBridge Nordic High Income Bond Fund
Descriptions	Fair Value June 30, 2026	Valuation Techniques	Unobservable Input	Range	Weighted Average Unobservable Input (1)	Impact to Valuation from an Increase in Input (2)
Common Stocks	$154,921	Market Approach	Cost	$1.00	$1.00	Increase
Bank Loans	$133,217	Market Approach	Recoverable value	$100.00	$100.00	Increase

(1) Weighted average by relative fair value of the investments in that asset class.
(2) Represents the directional change in the fair value of the Level 3 investments that would result from an increase to the corresponding unobservable input.